Segmented Information - Summary of External Revenues by Automotive Products and Services (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue from external customers	$ 36,641	$ 34,835	$ 30,837
Exterior and Interior Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	12,840	12,308	11,673
Body Systems and Chassis Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	8,079	7,874	7,123
Powertrain Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	4,954	4,634	3,825
Complete Vehicle Assembly [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	3,067	3,062	2,561
Tooling, Engineering and Other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,971	2,823	2,317
Vision and Electronic Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,644	2,193	2,132
Closure Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	$ 2,086	$ 1,941	$ 1,206